Equity - Schedule Of Non-Controlling Interest (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Beginning balance	$ (603,274)	$ 30,618,033	$ 30,618,033
Share in loss for the period	(10,851,018)	(17,460,159)	(47,015,967)	$ (42,185,597)
Ending balance	(11,552,642)	13,191,339	(603,274)	30,618,033
Non-controlling interests [member]
Beginning balance	1,074,081
Share in loss for the period	(583,948)
Ending balance	$ 490,133		$ 1,074,081